Taxation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense [Abstract]
United Kingdom	$ 0	$ 0	$ 0
Foreign	42.4	39.5	34.4
Total current tax expense	42.4	39.5	34.4
Deferred tax (benefit) expense [Abstract]
United Kingdom	0	0	0
Foreign	(9.2)	(0.6)	0.3
Total income tax expense	33.2	38.9	34.7
Effective income tax rate reconciliation [Abstract]
U.K. statutory income tax rate (in hundredths)	23.30%	24.50%	26.50%
Non-U.K. taxes (in hundredths)	(15.80%)	(12.80%)	(10.40%)
Effective income tax rate (in hundredths)	7.40%	11.70%	16.10%
Net deferred tax assets [Abstract]
Deferred mobilization revenue	0.3	0.6
Net operating losses carry forward	9.5	0
Total deferred tax assets	$ 9.8	$ 0.6